10. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Assets, Noncurrent	$ 7,772,093	$ 4,367,641
UNITED STATES
Assets, Noncurrent	1,203,216	911,875
PERU
Assets, Noncurrent	466,288	466,900
CANADA
Assets, Noncurrent	$ 6,102,589	$ 2,988,866